UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-03897)

Exact name of registrant as specified in charter:	Putnam U. S. Government Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30 2010

Date of reporting period: June 30, 2010

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
6/30/10 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (76.7%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (72.5%)
Government National Mortgage Association Adjustable
Rate Mortgages 4 5/8s, July 20, 2026	$36,011	$37,108
Government National Mortgage Association Graduated
Payment Mortgages
13 1/4s, December 20, 2014	11,356	13,295
12 3/4s, with due dates from December 15, 2013 to
July 20, 2014	19,424	22,240
12 1/4s, with due dates from February 15, 2014 to
March 15, 2014	29,602	33,740
11 1/4s, with due dates from September 15, 2015 to
December 15, 2015	27,197	31,675
9 1/4s, with due dates from April 15, 2016 to
May 15, 2016	19,080	21,489
Government National Mortgage Association Pass-Through
Certificates
8 1/2s, December 15, 2019	9,056	10,215
7 1/2s, October 20, 2030	154,110	176,073
7s, with due dates from September 15, 2010 to
August 15, 2012	99,450	101,395
6 1/2s, with due dates from September 15, 2025 to
August 20, 2039	79,616,620	87,668,351
6 1/2s, with due dates from May 15, 2024 to
June 15, 2024	126,163	140,106
6s, with due dates from April 15, 2026 to
October 20, 2039	6,806,160	7,428,558
6s, with due dates from November 15, 2023 to
January 15, 2024	585,933	644,055
5 1/2s, with due dates from March 15, 2033 to
October 15, 2035	6,312,199	6,861,168
5 1/2s, TBA, July 1, 2040	225,000,000	243,105,480
5s, with due dates from March 20, 2040 to
April 20, 2040	100,866,131	107,418,485
5s, TBA, July 1, 2040	67,000,000	71,197,965
4 1/2s, with due dates from February 20, 2040 to
May 20, 2040	537,583,335	559,989,646

		1,084,901,044

U.S. Government Agency Mortgage Obligations (4.2%)
Federal National Mortgage Association Pass-Through
Certificates 4 1/2s, TBA, July 1, 2040	61,000,000	63,216,014
		63,216,014

Total U.S. government and agency mortgage obligations (cost $1,121,154,011)		$1,148,117,058

U.S. TREASURY OBLIGATIONS (1.8%)(a)
	Principal amount	Value

U.S. Treasury Bonds 4 1/2s, August 15, 2039 (SEGSF)	$24,581,000	$27,081,350

Total U.S. treasury obligations (cost $25,619,562)		$27,081,350

MORTGAGE-BACKED SECURITIES (18.2%)(a)
	Principal amount	Value

Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	$993,402	$864,260
IFB Ser. 05-R1, Class 1AS, IO, 5.564s, 2035	1,145,095	156,016
Ser. 06-R1, Class AS, IO, 5.537s, 2036	3,187,300	344,627
Ser. 05-R3, Class AS, IO, 5.464s, 2035	3,055,323	339,905
FRB Ser. 06-R2, Class AS, IO, 5.397s, 2036	5,512,394	565,020
IFB Ser. 05-R2, Class 1AS, IO, 5.214s, 2035	10,476,133	1,310,351
FRB Ser. 04-R2, Class 1AF1, 0.767s, 2034	2,625,734	2,113,716
FRB Ser. 05-R1, Class 1AF1, 0.707s, 2035	1,126,427	889,877
Fannie Mae
IFB Ser. 07-75, Class JS, 49.582s, 2037	444,869	802,365
IFB Ser. 06-62, Class PS, 37.817s, 2036	2,436,922	4,268,267
IFB Ser. 07-30, Class FS, 28.219s, 2037	902,438	1,369,070
IFB Ser. 06-49, Class SE, 27.611s, 2036	1,125,710	1,711,811
IFB Ser. 05-25, Class PS, 26.632s, 2035	102,641	163,833
IFB Ser. 05-74, Class NK, 25.764s, 2035	2,724,032	4,105,988
IFB Ser. 06-115, Class ES, 25.171s, 2036	650,967	967,839
IFB Ser. 06-8, Class HP, 23.294s, 2036	1,606,467	2,397,137
IFB Ser. 05-99, Class SA, 23.294s, 2035	1,081,203	1,542,920
IFB Ser. 05-74, Class DM, 23.11s, 2035	11,091,803	16,484,141
IFB Ser. 05-45, Class DC, 23.037s, 2035	632,550	946,921
IFB Ser. 08-24, Class SP, 22.01s, 2038	8,143,893	11,808,417
IFB Ser. 05-122, Class SC, 21.885s, 2035	2,490,397	3,506,629
IFB Ser. 05-106, Class JC, 19.047s, 2035	1,989,110	2,770,472
IFB Ser. 05-83, Class QP, 16.491s, 2034	784,594	1,040,009
IFB Ser. 05-66, Class SL, 15.707s, 2035	2,369,739	2,969,282
FRB Ser. 03-W6, Class PT1, 9.906s, 2042	1,013,089	1,237,234
IFB Ser. 04-W2, Class 1A3S, IO, 6.803s, 2044	548,674	54,867
IFB Ser. 04-24, Class CS, IO, 6.803s, 2034	5,833,570	1,017,858
IFB Ser. 04-40, Class KS, IO, 6.703s, 2034	15,917,790	2,827,000
IFB Ser. 05-48, Class SM, IO, 6.453s, 2034	1,809,425	239,351
IFB Ser. 07-54, Class CI, IO, 6.413s, 2037	3,875,817	583,528
IFB Ser. 07-58, Class SP, IO, 6.403s, 2037	1,223,462	203,624

IFB Ser. 07-28, Class SE, IO, 6.403s, 2037	4,607,710	690,668
IFB Ser. 07-24, Class SD, IO, 6.403s, 2037	1,616,485	219,341
IFB Ser. 05-90, Class GS, IO, 6.403s, 2035	354,115	53,854
IFB Ser. 05-90, Class SP, IO, 6.403s, 2035	3,040,096	413,931
IFB Ser. 05-18, Class SK, IO, 6.403s, 2035	323,867	29,721
IFB Ser. 05-45, Class PL, IO, 6.403s, 2034	4,523,218	642,324
IFB Ser. 07-30, Class IE, IO, 6.393s, 2037	882,246	159,484
IFB Ser. 06-123, Class CI, IO, 6.393s, 2037	7,851,573	1,143,817
IFB Ser. 06-43, Class JS, IO, 6.353s, 2036	15,158,134	2,377,705
IFB Ser. 06-36, Class SP, IO, 6.353s, 2036	6,848,003	873,440
IFB Ser. 06-16, Class SM, IO, 6.353s, 2036	1,070,035	174,323
IFB Ser. 05-95, Class CI, IO, 6.353s, 2035	2,639,204	428,343
IFB Ser. 05-84, Class SG, IO, 6.353s, 2035	4,049,275	660,786
IFB Ser. 06-3, Class SB, IO, 6.353s, 2035	8,474,000	1,359,823
IFB Ser. 05-104, Class SI, IO, 6.353s, 2033	22,854,007	3,192,125
IFB Ser. 06-128, Class GS, IO, 6.333s, 2037	4,300,558	635,743
IFB Ser. 05-73, Class SD, IO, 6.333s, 2035	308,467	55,320
IFB Ser. 06-116, Class LS, IO, 6.303s, 2036	4,669,358	673,928
IFB Ser. 05-51, Class WS, IO, 6.283s, 2035	89,194	13,816
IFB Ser. 06-109, Class SH, IO, 6.273s, 2036	1,821,590	310,031
IFB Ser. 06-104, Class IC, IO, 6.253s, 2036	1,640,676	260,736
IFB Ser. 06-103, Class SB, IO, 6.253s, 2036	2,893,739	390,516
IFB Ser. 06-8, Class JH, IO, 6.253s, 2036	5,842,560	890,056
IFB Ser. 06-36, Class PS, IO, 6.253s, 2036	122,736	18,001
IFB Ser. 05-122, Class SG, IO, 6.253s, 2035	3,469,492	521,638
IFB Ser. 05-122, Class SW, IO, 6.253s, 2035	1,611,892	231,452
IFB Ser. 06-17, Class SI, IO, 6.233s, 2036	1,294,938	177,640
IFB Ser. 06-60, Class YI, IO, 6.223s, 2036	3,647,253	636,920
IFB Ser. 06-86, Class SB, IO, 6.203s, 2036	3,261,551	516,336
IFB Ser. 09-12, Class AI, IO, 6.153s, 2037	5,592,077	792,901
IFB Ser. 07-15, Class NI, IO, 6.153s, 2022	1,920,983	237,702
IFB Ser. 09-70, Class SI, IO, 6.103s, 2036	7,640,659	832,450
IFB Ser. 07-30, Class LI, IO, 6.093s, 2037	2,383,483	320,864
IFB Ser. 07-30, Class OI, IO, 6.093s, 2037	4,083,402	582,007
IFB Ser. 07-89, Class SA, IO, 6.083s, 2037	5,217,243	652,155
IFB Ser. 07-54, Class IA, IO, 6.063s, 2037	1,773,662	246,821
IFB Ser. 07-54, Class IB, IO, 6.063s, 2037	4,869,924	677,694
IFB Ser. 07-54, Class IC, IO, 6.063s, 2037	1,773,662	246,821
IFB Ser. 07-54, Class ID, IO, 6.063s, 2037	1,773,662	246,821
IFB Ser. 07-54, Class IF, IO, 6.063s, 2037	2,636,283	352,787
IFB Ser. 06-115, Class JI, IO, 6.033s, 2036	4,339,360	594,883
IFB Ser. 06-123, Class LI, IO, 5.973s, 2037	2,871,098	378,526
IFB Ser. 10-2, Class SD, IO, 5.953s, 2040	287,550	32,642
IFB Ser. 07-81, Class IS, IO, 5.953s, 2037	2,134,978	271,655
IFB Ser. 08-11, Class SC, IO, 5.933s, 2038	417,917	54,400
IFB Ser. 10-2, Class MS, IO, 5.903s, 2050	3,249,107	339,879
IFB Ser. 07-39, Class AI, IO, 5.773s, 2037	2,953,210	358,047
IFB Ser. 07-32, Class SD, IO, 5.763s, 2037	5,874,163	813,892
IFB Ser. 07-30, Class UI, IO, 5.753s, 2037	1,786,772	239,406
IFB Ser. 07-32, Class SC, IO, 5.753s, 2037	2,810,519	369,819
IFB Ser. 07-1, Class CI, IO, 5.753s, 2037	1,967,268	260,421
IFB Ser. 05-74, Class NI, IO, 5.733s, 2035 (F)	11,492,794	1,688,400
IFB Ser. 09-12, Class DI, IO, 5.683s, 2037	616,332	80,974
Ser. 06-W2, Class 1AS, IO, 5.663s, 2036	3,151,068	334,801
Ser. 07-W1, Class 1AS, IO, 5.404s, 2046	10,646,235	1,421,835
IFB Ser. 09-3, Class SE, IO, 5.153s, 2037	2,103,624	226,055
FRB Ser. 03-W14, Class 2A, 4.614s, 2043	43,628	43,818
FRB Ser. 04-W2, Class 4A, 4.566s, 2044	42,712	42,955
FRB Ser. 03-W8, Class 4A, 4.506s, 2042	140,269	140,081
FRB Ser. 03-W3, Class 1A4, 4.487s, 2042	68,999	69,202
FRB Ser. 04-W15, Class 3A, 4.355s, 2044	60,094	60,214
FRB Ser. 05-W4, Class 3A, 4.162s, 2035	44,979	44,824
FRB Ser. 04-W7, Class A2, 3.795s, 2034	20,798	21,600
FRB Ser. 03-W11, Class A1, 3.354s, 2033	3,833	3,901
Ser. 03-W12, Class 1IO2, IO, 1.985s, 2043	14,524,531	1,093,435
Ser. 98-W5, Class X, IO, 1.379s, 2028	3,015,324	142,189
FRB Ser. 07-80, Class F, 1.047s, 2037	780,884	779,322
Ser. 06-26, Class NB, 1s, 2036	441,730	408,179
FRB Ser. 06-3, Class FY, 0.847s, 2036	243,349	242,639
FRB Ser. 07-95, Class A3, 0.597s, 2036	13,676,000	12,385,396
Ser. 98-W2, Class X, IO, 0.309s, 2028	7,109,128	351,662
Ser. 03-W1, Class 2A, IO, zero %, 2042	10,599,965	1,050
Ser. 08-65, Class TF, zero %, 2038	41,009	38,119
Ser. 08-53, Class DO, PO, zero %, 2038	746,685	628,425
Ser. 07-64, Class LO, PO, zero %, 2037	475,221	455,955
Ser. 07-44, Class CO, PO, zero %, 2037	727,784	651,774
Ser. 07-14, Class KO, PO, zero %, 2037	75,451	67,469
Ser. 06-125, Class OX, PO, zero %, 2037	47,776	43,054
Ser. 06-84, Class OT, PO, zero %, 2036	37,470	34,737
Ser. 06-56, Class XF, zero %, 2036	155,366	141,297
Ser. 06-45, Class MO, PO, zero %, 2036	23,978	23,139
Ser. 06-46, Class OC, PO, zero %, 2036	49,304	43,137
Ser. 06-48, Class LO, PO, zero %, 2036	8,007	7,767
Ser. 06-62, Class KO, PO, zero %, 2036	40,631	33,109
Ser. 08-36, Class OV, PO, zero %, 2036	161,987	130,409
Ser. 05-108, PO, zero %, 2035	59,484	55,023
Ser. 05-50, Class LO, PO, zero %, 2035	29,012	28,667
Ser. 07-94, Class KO, PO, zero %, 2034	439	438
Ser. 03-23, Class QO, PO, zero %, 2032	116,090	110,338
Ser. 04-61, Class CO, PO, zero %, 2031	1,413,521	1,389,404
Ser. 1988-12, Class B, zero %, 2018	18,770	16,688
FRB Ser. 06-115, Class SN, zero %, 2036	929,189	908,079
FRB Ser. 06-104, Class EK, zero %, 2036	34,828	33,046
FRB Ser. 05-117, Class GF, zero %, 2036	72,462	76,841
FRB Ser. 05-57, Class UL, zero %, 2035	1,009	1,005
FRB Ser. 05-45, Class FG, zero %, 2035	448,130	414,342
FRB Ser. 05-36, Class QA, zero %, 2035	11,432	10,949
FRB Ser. 06-9, Class FG, zero %, 2033	195,142	134,707
FRB Ser. 06-1, Class HF, zero %, 2032	187,600	171,839

Federal Home Loan Mortgage Corp. Structured Pass
Through Securities Ser. T-8, Class A9, IO, 0.562s, 2028	4,160,378	65,840
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.753s, 2043	968,473	219,275
FRB Ser. T-57, Class 2A1, 4.451s, 2043	42,295	42,363
FRB Ser. T-59, Class 2A1, 4.289s, 2043	20,338	20,302
Ser. T-59, Class 1AX, IO, 0.27s, 2043	8,974,101	90,941
Ser. T-48, Class A2, IO, 0.212s, 2033	12,290,357	98,049
FRB Ser. T-54, Class 2A, IO, zero %, 2043	5,118,887	3,102
Freddie Mac
IFB Ser. 3408, Class EK, 24.386s, 2037	960,462	1,400,026
IFB Ser. 2976, Class LC, 23.138s, 2035	4,879,367	7,372,865
IFB Ser. 2976, Class KL, 23.101s, 2035	1,125,358	1,651,925
IFB Ser. 2979, Class AS, 22.991s, 2034	827,723	1,159,457
IFB Ser. 3065, Class DC, 18.811s, 2035	5,547,919	7,710,331
IFB Ser. 3105, Class SI, IO, 18.701s, 2036	1,760,184	875,621
IFB Ser. 3031, Class BS, 15.851s, 2035	2,030,962	2,687,326
IFB Ser. 3012, Class UP, 18.211s, 2035	46,979	57,568
IFB Ser. 3184, Class SP, IO, 7s, 2033	1,877,340	211,572
IFB Ser. 3110, Class SP, IO, 6.95s, 2035	4,085,792	748,681
IFB Ser. 3156, Class PS, IO, 6.9s, 2036	2,242,289	390,943
IFB Ser. 3149, Class LS, IO, 6.85s, 2036	11,244,291	2,195,898
IFB Ser. 2882, Class NS, IO, 6.85s, 2034	1,468,619	191,567
IFB Ser. 3149, Class SE, IO, 6.8s, 2036	1,670,083	300,732
IFB Ser. 3151, Class SI, IO, 6.8s, 2036	9,318,581	1,758,429
IFB Ser. 3157, Class SA, IO, 6.8s, 2036	5,045,917	933,041
IFB Ser. 2752, Class XS, IO, 6.8s, 2030	19,509,377	1,526,414
IFB Ser. 3203, Class SH, IO, 6.79s, 2036	3,509,346	577,035
IFB Ser. 2835, Class AI, IO, 6 3/4s, 2034	1,150,096	192,101
IFB Ser. 2828, Class TI, IO, 6.7s, 2030	2,791,444	366,596
IFB Ser. 3410, Class SD, IO, 6.65s, 2038	8,196,928	1,215,451
IFB Ser. 3042, Class SP, IO, 6.4s, 2035	5,122,832	815,326
IFB Ser. 3249, Class SI, IO, 6.4s, 2036	937,187	159,444
IFB Ser. 3316, Class SA, IO, 6.38s, 2037	1,190,074	173,589
IFB Ser. 3287, Class SE, IO, 6.35s, 2037	5,041,587	727,904
IFB Ser. 3122, Class DS, IO, 6.35s, 2036	3,765,302	597,501
IFB Ser. 3123, Class LI, IO, 6.35s, 2036	2,565,068	440,268
IFB Ser. 2935, Class SX, IO, 6.35s, 2035	15,187,597	1,641,931
IFB Ser. 2950, Class SM, IO, 6.35s, 2016	745,379	101,743
IFB Ser. 3256, Class S, IO, 6.34s, 2036	2,030,460	314,572
IFB Ser. 3031, Class BI, IO, 6.34s, 2035	1,416,997	244,740
IFB Ser. 3249, Class SM, IO, 6.3s, 2036	997,222	143,750
IFB Ser. 3240, Class SM, IO, 6.3s, 2036	3,371,397	446,137
IFB Ser. 3147, Class SD, IO, 6.3s, 2036	5,729,976	830,680
IFB Ser. 3398, Class SI, IO, 6.3s, 2036	5,934,389	708,447
IFB Ser. 3067, Class SI, IO, 6.3s, 2035	6,672,562	1,094,834
IFB Ser. 3128, Class JI, IO, 6.28s, 2036	4,277,878	664,517
IFB Ser. 3240, Class S, IO, 6.27s, 2036	4,694,250	654,566
IFB Ser. 3065, Class DI, IO, 6.27s, 2035	1,074,453	180,126
IFB Ser. 3145, Class GI, IO, 6 1/4s, 2036	3,727,151	599,213
IFB Ser. 3114, Class GI, IO, 6 1/4s, 2036	1,513,608	259,413
IFB Ser. 3485, Class SI, IO, 6.2s, 2036	7,548,790	1,179,423
IFB Ser. 3153, Class QI, IO, 6.2s, 2036	5,999,193	1,039,420
IFB Ser. 3012, Class UI, IO, 6.166s, 2035	2,373,194	389,704
IFB Ser. 3349, Class AS, IO, 6.15s, 2037	5,075,306	690,089
IFB Ser. 3171, Class PS, IO, 6.135s, 2036	404,504	57,122
IFB Ser. 3171, Class ST, IO, 6.135s, 2036	4,335,960	606,357
IFB Ser. 3510, Class CI, IO, 6.13s, 2037	15,364,769	2,103,437
IFB Ser. 3152, Class SY, IO, 6.13s, 2036	2,745,425	415,410
IFB Ser. 3181, Class PS, IO, 6.12s, 2036	1,403,205	216,781
IFB Ser. 3199, Class S, IO, 6.1s, 2036	5,311,265	730,352
IFB Ser. 3284, Class LI, IO, 6.09s, 2037	3,202,827	431,581
IFB Ser. 3281, Class AI, IO, 6.08s, 2037	4,617,096	627,602
IFB Ser. 3311, Class IA, IO, 6.06s, 2037	2,503,777	340,439
IFB Ser. 3311, Class IB, IO, 6.06s, 2037	2,503,777	340,439
IFB Ser. 3311, Class IC, IO, 6.06s, 2037	2,503,777	340,439
IFB Ser. 3311, Class ID, IO, 6.06s, 2037	2,503,777	340,439
IFB Ser. 3311, Class IE, IO, 6.06s, 2037	3,544,709	481,974
IFB Ser. 3510, Class AS, IO, 6.06s, 2037	1,863,192	267,014
IFB Ser. 3265, Class SC, IO, 6.06s, 2037	3,651,578	465,978
IFB Ser. 3240, Class GS, IO, 6.03s, 2036	9,346,197	1,236,969
IFB Ser. 3257, Class SI, IO, 5.97s, 2036	1,281,662	180,006
IFB Ser. 3242, Class SD, IO, 5.94s, 2036	38,079,679	4,082,903
IFB Ser. 3225, Class EY, IO, 5.94s, 2036	8,597,895	1,049,545
IFB Ser. 3225, Class JY, IO, 5.94s, 2036	5,526,372	717,820
IFB Ser. 3502, Class DS, IO, 5.8s, 2039	3,318,538	461,878
IFB Ser. 3339, Class TI, IO, 5.79s, 2037	2,357,884	296,315
IFB Ser. 3284, Class CI, IO, 5.77s, 2037	4,609,450	583,326
IFB Ser. 3476, Class S, IO, 5 3/4s, 2038	46,208,102	3,607,467
IFB Ser. 3510, Class IC, IO, 5.73s, 2037	4,023,086	507,834
IFB Ser. 3012, Class IG, IO, 5.73s, 2035	9,187,989	1,443,699
IFB Ser. 3309, Class SG, IO, 5.72s, 2037	4,966,281	579,658
IFB Ser. 3510, Class BI, IO, 5.68s, 2037	3,758,225	483,871
IFB Ser. 3607, Class SA, IO, 4.896s, 2036	38,323,613	5,458,432
FRB Ser. 2634, Class LF, 1.654s, 2033	106,582	106,739
FRB Ser. 3190, Class FL, 1.15s, 2032	241,637	241,723
FRB Ser. 3035, Class NF, 1.054s, 2035	103,327	103,317
FRB Ser. 3350, Class FK, 0.95s, 2037	280,262	280,149
FRB Ser. 3006, Class FA, 0 3/4s, 2034	90,469	90,461
Ser. 3369, Class BO, PO, zero %, 2037	54,454	50,226
Ser. 3327, Class IF, IO, zero %, 2037	253,328	6,491
Ser. 3331, Class GO, PO, zero %, 2037	83,711	83,935
Ser. 3374, Class DO, PO, zero %, 2037	21,173	21,208
Ser. 3439, Class AO, PO, zero %, 2037	454,572	437,894
Ser. 3391, PO, zero %, 2037	168,725	148,181
Ser. 3289, Class SI, IO, zero %, 2037	186,586	2,284
Ser. 3300, PO, zero %, 2037	800,585	721,958
Ser. 3245, Class OC, PO, zero %, 2036	68,166	65,099

Ser. 3314, PO, zero %, 2036	355,153	329,959
Ser. 3206, Class EO, PO, zero %, 2036	44,269	39,328
Ser. 3174, PO, zero %, 2036	17,548	17,559
Ser. 3175, Class MO, PO, zero %, 2036	412,523	363,243
Ser. 3210, PO, zero %, 2036	49,015	43,844
Ser. 3145, Class GK, PO, zero %, 2036	158,379	132,270
Ser. 3124, Class DO, PO, zero %, 2036	130,550	117,602
Ser. 3106, PO, zero %, 2036	34,026	33,812
Ser. 3081, Class HO, PO, zero %, 2035	8,278	8,272
Ser. 3084, Class ON, PO, zero %, 2035	37,024	36,469
Ser. 3089, Class QO, PO, zero %, 2035	97,605	98,044
Ser. 3067, PO, zero %, 2035	75,510	72,076
Ser. 3075, PO, zero %, 2035	182,011	169,953
Ser. 3046, PO, zero %, 2035	361,406	342,731
Ser. 3155, Class AO, PO, zero %, 2035	91,836	78,657
Ser. 2984, Class BO, PO, zero %, 2035	53,332	53,463
Ser. 2989, Class WO, PO, zero %, 2035	10,198	10,136
Ser. 2975, Class QO, PO, zero %, 2035	11,720	11,427
Ser. 2981, Class CO, PO, zero %, 2035	16,157	15,753
Ser. 2947, Class AO, PO, zero %, 2035	36,236	31,299
Ser. 2951, Class JO, PO, zero %, 2035	13,102	11,059
Ser. 2985, Class CO, PO, zero %, 2035	97,475	84,588
Ser. 3055, Class CO, PO, zero %, 2035	12,752	12,306
Ser. 3008, PO, zero %, 2034	174,935	174,828
Ser. 2824, Class CO, PO, zero %, 2034	12,781	12,773
Ser. 2692, Class TO, PO, zero %, 2033	124,608	106,348
Ser. 2684, PO, zero %, 2033	645,000	564,614
Ser. 2777, Class OE, PO, zero %, 2032	225,000	203,689
FRB Ser. 3349, Class DO, zero %, 2037	51,670	51,186
FRB Ser. 3299, Class FD, zero %, 2037	101,131	99,264
FRB Ser. 3304, Class UF, zero %, 2037	415,000	382,719
FRB Ser. 3326, Class XF, zero %, 2037 (F)	58,736	58,247
FRB Ser. 3274, Class TX, zero %, 2037	432,472	394,903
FRB Ser. 3326, Class YF, zero %, 2037 (F)	356,304	349,687
FRB Ser. 3261, Class KF, zero %, 2037	263,378	258,111
FRB Ser. 3263, Class TA, zero %, 2037	122,427	119,827
FRB Ser. 3238, Class LK, zero %, 2036	900,045	856,447
FRB Ser. 3231, Class X, zero %, 2036	29,384	29,176
FRB Ser. 3147, Class SF, zero %, 2036	74,788	68,544
FRB Ser. 3129, Class TF, zero %, 2036	392,541	361,385
FRB Ser. 3117, Class AF, zero %, 2036	79,186	63,508
FRB Ser. 3072, Class TJ, zero %, 2035	41,150	34,661
FRB Ser. 3092, Class FA, zero %, 2035	134,874	132,114
FRB Ser. 3047, Class BD, zero %, 2035	156,730	147,872
FRB Ser. 3052, Class TJ, zero %, 2035	18,389	17,599
FRB Ser. 3326, Class WF, zero %, 2035 (F)	1,146,398	1,114,221
FRB Ser. 3030, Class CF, zero %, 2035	449,343	351,101
FRB Ser. 3033, Class YF, zero %, 2035	155,015	145,755
FRB Ser. 3036, Class AS, zero %, 2035	109,237	82,181
FRB Ser. 3025, Class XA, zero %, 2035	231,677	193,376
FRB Ser. 3251, Class TP, zero %, 2035	127,341	124,362
FRB Ser. 3263, Class AE, zero %, 2035	51,567	51,297
FRB Ser. 3003, Class XF, zero %, 2035	74,716	72,974
FRB Ser. 2984, Class FL, zero %, 2035	94,932	70,704
FRB Ser. 2958, Class TP, zero %, 2035	12,230	12,068
FRB Ser. 2963, Class TW, zero %, 2035	44,842	44,558
FRB Ser. 2958, Class FB, zero %, 2035	20,487	20,262
FRB Ser. 2947, Class GF, zero %, 2034	126,232	120,231
Government National Mortgage Association
IFB Ser. 10-14, Class SA, IO, 7.653s, 2032	17,270,568	2,688,682
IFB Ser. 08-47, Class S, IO, 7.35s, 2038	1,864,962	243,241
IFB Ser. 05-68, Class SN, IO, 6.85s, 2034	486,552	58,921
IFB Ser. 04-96, Class KS, IO, 6.653s, 2034	4,935,912	747,593
IFB Ser. 06-16, Class GS, IO, 6.643s, 2036	200,558	24,961
IFB Ser. 10-14, Class SB, IO, 6.453s, 2035	7,069,781	1,005,888
IFB Ser. 09-106, Class XL, IO, 6.403s, 2037	1,566,027	167,784
IFB Ser. 04-104, Class IS, IO, 6.403s, 2034	333,957	38,863
IFB Ser. 09-61, Class SA, IO, 6.353s, 2039	4,657,607	530,967
IFB Ser. 06-25, Class SI, IO, 6.352s, 2036	119,805	14,215
IFB Ser. 07-37, Class SU, IO, 6.34s, 2037	975,546	129,474
IFB Ser. 07-37, Class YS, IO, 6.32s, 2037	1,447,535	181,449
IFB Ser. 07-16, Class KU, IO, 6.303s, 2037	9,420,799	1,182,687
IFB Ser. 07-16, Class PU, IO, 6.303s, 2037	10,428,867	1,249,378
IFB Ser. 09-106, Class LP, IO, 6.263s, 2036	1,660,837	184,486
IFB Ser. 09-87, Class SK, IO, 6.253s, 2032	3,048,153	292,226
IFB Ser. 08-6, Class TI, IO, 6 1/4s, 2032	468,863	39,141
IFB Ser. 06-34, Class PS, IO, 6.243s, 2036	8,829,880	971,375
IFB Ser. 09-35, Class SP, IO, 6.05s, 2037	9,350,492	1,091,483
IFB Ser. 09-106, Class SD, IO, 5.903s, 2036	12,412,894	1,350,647
IFB Ser. 09-58, Class SG, IO, 5.753s, 2039	8,710,057	811,776
IFB Ser. 04-83, Class CS, IO, 5.733s, 2034	796,417	93,021
IFB Ser. 09-106, Class ST, IO, 5.653s, 2038	2,893,816	303,127
IFB Ser. 10-14, Class SC, IO, 4.446s, 2035	26,925,234	3,782,995
IFB Ser. 09-87, Class WT, IO, 0.178s, 2035	16,448,533	50,826
IFB Ser. 09-106, Class WT, IO, 0.149s, 2037	8,502,714	27,039
Ser. 08-31, Class TO, PO, zero %, 2038	6,516	6,288
Ser. 06-36, Class OD, PO, zero %, 2036	81,011	75,444
Ser. 06-64, PO, zero %, 2034	88,551	77,136
FRB Ser. 07-73, Class KI, IO, zero %, 2037	7,197,531	83,376
FRB Ser. 07-73, Class KM, zero %, 2037	719,919	667,943
FRB Ser. 07-35, Class UF, zero %, 2037	87,596	86,467
FRB Ser. 07-16, Class WF, zero %, 2037	104,081	102,874
FRB Ser. 07-16, Class YF, zero %, 2037	41,700	40,039
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	924,595	813,644
FRB Ser. 05-RP2, Class 1AF, 0.697s, 2035	20,613,619	16,697,032
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.949s, 2035	5,888,883	826,671
Ser. 06-RP2, Class 1AS1, IO, 5.688s, 2036	16,418,516	1,929,176

Ser. 05-RP2, Class 1AS, IO, 5.475s, 2035		20,221,794	2,369,741
Ser. 98-2, IO, 0.892s, 2027		1,209,554	29,648
FRB Ser. 06-RP2, Class 1AF1, 0.747s, 2036		16,418,516	13,134,813
FRB Ser. 05-RP3, Class 1AF, 0.697s, 2035		1,629,352	1,319,775
FRB Ser. 05-RP1, Class 1AF, 0.697s, 2035		3,456,754	2,834,538
Ser. 98-3, IO, 0.597s, 2027		1,488,664	31,642
Ser. 98-4, IO, 0.447s, 2026		1,543,978	50,672
Ser. 99-2, IO, 0.239s, 2027		1,977,502	26,314
MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034		110,774	98,035
FRB Ser. 05-2, Class 1A1F, 0.697s, 2035		2,045,367	1,615,840
Nomura Asset Acceptance Corp. 144A
Ser. 04-R2, Class A2, 7s, 2034		1,001,021	910,929
IFB Ser. 04-R3, Class AS, IO, 6.703s, 2035		719,675	130,038
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.693s, 2034		75,854	60,684
Structured Asset Securities Corp. Ser. 07-4,
Class 1A4, IO, 1s, 2037		34,620,062	1,254,050

Total mortgage-backed securities (cost $216,919,758)			$272,004,071

PURCHASED OPTIONS OUTSTANDING (1.1%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.74 versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	$10,636,700	$600,442
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.74 versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	10,636,700	60,523
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	74,935,600	4,097,479
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	41,640,800	3,125,975
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	41,640,800	39,142
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	74,935,600	3,761,018
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.995% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	34,661,700	2,733,075
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.965% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	23,107,800	1,763,356
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.995%
versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	34,661,700	26,690
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.965%
versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	23,107,800	19,872

Total purchased options outstanding (cost $7,870,262)			$16,227,572

SHORT-TERM INVESTMENTS (43.4%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.11% (e)		214,526,867	$214,526,867
Interest in $300,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with Citigroup Global
Markets, Inc. due July 1, 2010 -- maturity value
of $127,700,284 for an effective yield of 0.08%
(collateralized by various mortgage backed securities
with coupon rates ranging from 2.668% to 6.68% and due
dates ranging from February 15, 2024 to
October 15, 2040, valued at $306,000,000)		$127,700,000	127,700,000
Fannie Mae Discount Notes, for an effective yield
of 0.25%, October 1, 2010 (SEGSF)		36,500,000	36,476,677
Fannie Mae Discount Notes, for an effective yield
of 0.20%, August 4, 2010 (SEGSF)		52,250,000	52,240,130
Freddie Mac Discount Notes, for an effective yield
of 0.23%, September 1, 2010 (SEGSF)		50,000,000	49,980,200
U.S. Treasury Bills, for effective yields ranging from
0.16% to 0.32%, March 10, 2011 (SEG) (SEGSF)		20,674,000	20,628,476
U.S. Treasury Bills, for an effective yield of 0.22%,
December 16, 2010 (SEG)		635,000	634,208
U.S. Treasury Bills, for an effective yield of 0.11%,
August 12, 2010 (SEG)		75,000,000	74,990,156
U.S. Treasury Bills, for an effective yield of 0.13%,
July 29, 2010		37,500,000	37,496,077
U.S. Treasury Bills, for effective yields from 0.25%
to 0.35%, July 15, 2010 (SEG) (SEGSF)		34,594,000	34,590,607

Total short-term investments (cost $649,283,106)			$649,263,398

TOTAL INVESTMENTS

Total investments (cost $2,020,846,699) (b)	$2,112,693,449

FUTURES CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Long)	2563	$326,782,500	Sep-10	$9,256,795
U.S. Treasury Bond 30 yr (Long)	681	92,488,313	Sep-10	2,881,511
U.S. Treasury Note 2 yr (Long)	251	54,925,860	Sep-10	53,060
U.S. Treasury Note 5 yr (Short)	36	4,260,656	Sep-10	1,597
U.S. Treasury Note 10 yr (Long)	740	90,684,688	Sep-10	1,691,937

Total				$13,884,900

WRITTEN OPTIONS OUTSTANDING at 6/30/10 (premiums received $100,362,224) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	$46,434,000	Aug-11/4.475	$567,888
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	46,434,000	Aug-11/4.475	4,596,966
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	50,790,000	Aug-11/4.55	561,230
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	50,790,000	Aug-11/4.55	5,302,476
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	54,331,000	Aug-11/4.765	454,750
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	54,331,000	Aug-11/4.765	6,525,696
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	55,951,000	Aug-11/4.7	489,571
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	55,951,000	Aug-11/4.7	6,475,769
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	8,541,600	Sep-10/4.02	687,428
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	12,010,980	Feb-15/5.36	450,532
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	12,010,980	Feb-15/5.36	1,403,363
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	74,935,600	Mar-11/4.7375	203,075
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	8,541,600	Sep-10/4.02	7,773
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	101,580,000	Aug-11/4.49	10,172,221
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	9,476,000	Jul-11/4.5475	999,908
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	18,952,000	Jul-11/4.52	1,962,101
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	101,580,000	Aug-11/4.49	1,208,802
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	9,476,000	Jul-11/4.5475	93,339
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	18,952,000	Jul-11/4.52	193,500
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,208,000	Jul-11/4.525	2,091,202
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	30,312,000	Jul-11/4.745	232,415
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	30,312,000	Jul-11/4.745	3,626,728
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,208,000	Jul-11/4.525	205,111
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,208,000	Jul-11/4.46	222,894
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,208,000	Jul-11/4.46	1,997,309
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	31,703,820	Feb-15/5.27	1,238,084
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	31,703,820	Feb-15/5.27	3,531,209
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,473,000	May-12/5.51	233,910
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing
January 09, 2022.	391,998,000	Jan-12/5.32	59,873,775
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	74,935,600	Mar-11/4.665	227,055

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	69,212,000	Oct-10/4.02	105,202
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	69,212,000	Oct-10/4.02	5,498,201
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,473,000	May-12/5.51	14,972
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing
January 9, 2022.	391,998,000	Jan-12/5.32	3,142,734

Total			$124,597,189

TBA SALE COMMITMENTS OUTSTANDING at 6/30/10 (proceeds receivable $63,196,875) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

GNMA, 5s, July 1, 2040	$60,000,000	7/21/10	$63,759,372

Total			$63,759,372

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$429,688,000		$--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	$6,374,435

155,766,000		141,599	10/20/10	3 month USD-LIBOR-BBA	3.00%	2,145,692

280,726,700		49,742	6/4/12	3 month USD-LIBOR-BBA	1.24%	1,721,996

50,776,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	863,022

Barclays Bank PLC
38,636,200		(52,388)	3/5/19	3.53%	3 month USD-LIBOR-BBA	(2,549,674)

46,459,900	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(3,824,114)

337,915,300		(105,803)	4/27/14	2.34%	3 month USD-LIBOR-BBA	(9,949,643)

246,524,600		717,433	6/21/40	3.938%	3 month USD-LIBOR-BBA	(9,906,322)

523,063,800		(1,342,627)	6/29/20	3 month USD-LIBOR-BBA	3.19%	6,936,174

91,748,900		492,954	6/29/40	3.9%	3 month USD-LIBOR-BBA	(2,774,863)

41,200,000		--	6/30/20	3 month USD-LIBOR-BBA	3.08%	247,642

Citibank, N.A.
552,039,300		266,632	6/28/20	3 month USD-LIBOR-BBA	3.17%	7,983,811

201,000,000		--	7/1/12	0.9675%	3 month USD-LIBOR-BBA	44,220

33,000,000		--	7/1/20	3 month USD-LIBOR-BBA	3.02%	12,870

360,040,100		(266,691)	6/24/20	3 month USD-LIBOR-BBA	3.27%	8,093,863

Credit Suisse International
35,320,900		(199,655)	2/22/40	4.58%	3 month USD-LIBOR-BBA	(6,426,049)

Deutsche Bank AG
361,090,000		(446,274)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(12,198,008)

43,172,300		--	5/21/40	4.0675%	3 month USD-LIBOR-BBA	(3,030,507)

281,150,000		--	2/3/14	2.44%	3 month USD-LIBOR-BBA	(11,242,142)

376,784,000		--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	(15,106,643)

46,457,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	2,026,738

Goldman Sachs International
347,392,900		886,695	4/8/15	2.94%	3 month USD-LIBOR-BBA	(16,476,099)

359,010,400		1,238,597	4/8/16	3.28%	3 month USD-LIBOR-BBA	(20,885,120)

161,089,800		56,802	5/12/13	1.64%	3 month USD-LIBOR-BBA	(1,811,381)

323,069,200		345,213	5/12/15	2.52%	3 month USD-LIBOR-BBA	(8,256,482)

302,480,300		(708,698)	6/16/15	2.33%	3 month USD-LIBOR-BBA	(5,048,400)

JPMorgan Chase Bank, N.A.
46,459,900	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(3,537,457)

81,179,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	1,295,353

40,664,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	696,904

362,476,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	6,100,243

358,449,400		(159,222)	6/21/14	3 month USD-LIBOR-BBA	1.908%	2,633,173

28,400,000		--	7/1/40	3 month USD-LIBOR-BBA	3.745%	180,054

Total						$(85,666,714)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$396,584	--	1/12/40	(4.00%)1 month	Synthetic TRS	$3,912
			USD-LIBOR	Index 4.00% 30
				year Fannie Mae
				pools

785,827	--	1/12/40	4.50% (1 month	Synthetic TRS	(14,344)
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

382,523	--	1/12/40	(5.00%)1 month	Synthetic TRS	9,038
			USD-LIBOR	Index 5.00% 30
				year Fannie Mae
				pools

40,340,868	(296,228)	1/12/38	6.50% (1 month	Synthetic TRS	420,931
			USD-LIBOR)	Index 6.50% 30
				year Fannie Mae
				pools

40,245,488	141,709	1/12/39	(5.50%)1 month	Synthetic TRS	(498,184)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

40,245,488	229,746	1/12/39	(5.50%)1 month	Synthetic TRS	(428,592)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

40,340,868	(352,957)	1/12/38	6.50% (1 month	Synthetic TRS	386,054
			USD-LIBOR)	Index 6.50% 30
				year Fannie Mae
				pools

17,477,684	280,008	1/12/39	(5.50%)1 month	Synthetic TRS	(13,904)
			USD-LIBOR	Index 5.50% 30
				year Fannie Mae
				pools

Deutsche Bank AG
396,584	--	1/12/40	4.00% (1 month	Synthetic TRS	(3,912)
			USD-LIBOR)	Index 4.00% 30
				year Fannie Mae
				pools

785,827	--	1/12/40	(4.50%)1 month	Synthetic TRS	14,344
			USD-LIBOR	Index 4.50% 30
				year Fannie Mae
				pools

382,523	--	1/12/40	5.00% (1 month	Synthetic TRS	(9,038)
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

Total					$(133,695)

Key to holding's abbreviations

FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 30, 2009 through June 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,496,752,930.

(b) The aggregate identified cost on a tax basis is $2,023,416,892, resulting in gross unrealized appreciation and depreciation of $95,025,973 and $5,749,416, respectively, or net unrealized appreciation of $89,276,557.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $302,807 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $325,707,209 and $296,871,481, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

At the close of the reporting period, the fund is maintaining liquid assets totaling $990,747,096 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 4,000 on futures contracts for the reporting period. The fund had an average contract amount of approximately $551,400,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $55,500,000 on total return swap contracts for the reporting period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $10,270,200,000 on interest rate swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $196,591,565 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $185,820,696.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$--	$270,315,671	$1,688,400

Purchased options outstanding	--	16,227,572	--

U.S. Government and agency mortgage obligations	--	1,148,117,058	--

U.S. Treasury Obligations	--	27,081,350	--

Short-term investments	214,526,867	434,736,531	--

Totals by level	$214,526,867	$1,896,478,182	$1,688,400

	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$--	$13,884,900	$--

Written options		(124,597,189)

TBA sale commitments		(63,759,372)

Interest rate swap contracts		(86,581,023)

Total return swap contracts		(135,973)

Totals by level	$--	$(261,188,657)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Interest rate contracts	$80,262,693	$261,464,406

Total	$80,262,693	$261,464,406

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: August 27, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 27, 2010